Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Stock-Based Compensation [Abstract]
Weighted Average Fair Values per Stock Option and Assumptions for Options Granted
2025 2024
Weighted average FV per option $ 6.12 $ 4.66
Expected term
(1)
5
years
5
years
Risk-free interest rate
(2)
2.71%
3.56%
Expected dividend yield
(3)
5.06%
6.11%
Expected volatility
(4)
20.90%
20.67%
(1) The expected term of the option awards is
calculated based on historical exercise behaviour
and represents the period of time that
the options are expected to be outstanding.
(2) Based on the Bank of Canada five-year government
bond yields.
(3) Incorporates current dividend rates and historical
dividend increase patterns.
(4) Estimated using the five-year historical volatility.

Summary of Stock Option Information
Total
Options
Non-Vested Options
(1)
Number of
Options
Weighted
average exercise
price per share
Number of
Options
Weighted
average grant
date fair-value
Outstanding as at December 31, 2024 3,796,040 $ 50.53 1,607,490 $ 5.08
Granted
678,000 57.00 678,000 6.25
Exercised (357,559) 45.57 N/A N/A
Forfeited N/A N/A N/A N/A
Vested N/A N/A (496,710) 4.80
Options outstanding December 31, 2025 4,116,481 $ 52.03 1,788,780 $ 5.60
Options exercisable December 31, 2025
(2)(3)
2,327,701 $ 51.13
(1) As at December 31, 2025, there was $ 8
million of unrecognized compensation related to
stock options not yet vested which is
expected to be recognized over a weighted
average period of approximately
3
years (2024 – $
6
million,
3
years).
(2) As at December 31, 2025, the weighted
average remaining term of vested options was
5
years with an aggregate intrinsic value of
$ 38
million (2024 –
4
years, $
11
million).
(3) As at December 31, 2025, the FV of options
that vested in the year was $
2
million (2024 – $
2
million).

Summary of Activity Related to Employee and Director Deferred Share Units
Employee
DSU
Weighted
Average
Grant Date
FV
Director
DSU
Weighted
Average
Grant Date
FV
Outstanding as at December 31, 2024 789,088 $ 42.65 828,856 $ 47.12
Granted including DRIP 87,985 50.46 120,684 52.04
Exercised (138,189) 33.16 (188,438) 42.18
Outstanding and exercisable as at December 31, 2025 738,884 $ 45.36 761,102 $ 49.12

Summary of Activity Related to Employee Performance Share Units
Employee PSU
Weighted Average
Grant Date FV Aggregate intrinsic value
Outstanding as at December 31, 2024 832,093 $ 52.57 $ 50
Granted including DRIP 332,562 52.61
Exercised (120,434) 59.77
Forfeited (134,283) 58.40
Outstanding as at December 31, 2025 909,938 $ 50.77 $ 68

Summary of Activity Related to Employee Restricted Share Units
Employee RSU
Weighted Average
Grant Date FV Aggregate intrinsic value
Outstanding as at December 31, 2024 653,148 $ 52.36 $ 41
Granted including DRIP 270,800 52.62
Exercised (171,274) 59.77
Forfeited (24,463) 50.79
Outstanding as at December 31, 2025 728,211 $ 50.77 $ 57